Shareholder Report, Holdings (Details) - C000228810	Jun. 30, 2025
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Government
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Financial
Holdings [Line Items]
Percent of Net Asset Value	77.10%
Investment Companies Asset Type
Holdings [Line Items]
Percent of Net Asset Value	2.90%
U.S. Treasury Government Securities Asset Type
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Corporate Bonds Asset Type
Holdings [Line Items]
Percent of Net Asset Value	42.90%
Commercial Paper Asset Type
Holdings [Line Items]
Percent of Net Asset Value	50.30%